PROGRAMMING AND OTHER INVENTORY - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Expected amortization of completed, not yet released film inventory	$ 15	$ 15
Programming charges	$ 41	$ 41	$ 0	$ 1,118	$ 2,371
Content impairment				909	1,970
Development cost write-offs and contract termination costs				$ 209	$ 402